Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2022
Interest rate swaps [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2025
Fuel Forward Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional principal outstanding, Fuel hedging contracts	$ 0	$ 252
Interest Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional principal outstanding, Fuel hedging contracts	$ 495	$ 690